Cover Page	9 Months Ended
Sep. 30, 2019
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	DermTech, Inc.
Entity Central Index Key	0001651944
Document Period End Date	Sep. 30, 2019
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false